LOANS - Nonaccrual, Restructured and Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 27,997	$ 48,469	$ 41,392
Restructured loans - accrual status	28,876	15,928	15,429
Total impaired loans	56,873	64,397	56,821
Interest income effect
Gross amount of interest that would have been recorded under original terms	3,595	3,581	4,698
Interest included in income
Nonaccrual loans	475	537	560
Restructured loans	682	456	444
Total interest included in income	1,157	993	1,004
Net impact on interest income	2,438	2,588	3,694
Loans and Leases Receivable-Nonaccrual, future commitment to lend	1	0	38
Restructured loans - nonaccrual status	9,300	12,300	13,800
Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	8,405	6,627	8,474
Total impaired loans	17,411	10,009	13,100
Real estate - construction
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	0	223	223
Total impaired loans	0	223	223
Real estate - commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	9,418	27,969	18,635
Total impaired loans	24,652	35,724	25,342
Real estate - residential
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	5,027	7,241	8,606
Total impaired loans	8,994	11,580	12,307
Installment
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	127	451	579
Total impaired loans	253	514	647
Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	4,898	5,958	4,875
Total impaired loans	5,441	6,347	5,202
Other loans
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	122	0	0
Total impaired loans	$ 122	$ 0	$ 0